Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

Years
Buildings and improvements	10 - 40
Furniture and equipment	3 - 10

Schedule of Estimated Future Amortization Expense for the Core Deposit Intangible

2019	$101
2020	77
2021	52
2022	38
2023	29
Thereafter	39
$336